Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues (note 2k)
Operating expenses:
Research and development expenses, net (notes 2l, 13a)	4,255	1,691	2,029
General and administrative expenses (note 13b)	1,044	480	793
Total operating expenses	5,299	2,171	2,822
Operating (loss)	(5,299)	(2,171)	(2,822)
Financial income (note 13c)	1,060	37	30
Financial expenses (note 13d)	(3)	(370)	(86)
Net (loss)	(4,242)	(2,504)	(2,878)
Other comprehensive gain (loss)
Interest on convertible notes			(67)
Exchange differences arising from translating financial statements from functional to presentation currency (note 2c)	(748)	336	93
Total other comprehensive gain (loss)	(748)	336	26
Total comprehensive (loss)	$ (4,990)	$ (2,168)	$ (2,852)
Basic & diluted (loss) per share (note 2o)	$ (1.40)	$ (0.94)	$ (1.03)
Weighted average number of shares outstanding	3,509,346	3,425,925	3,357,647